SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 4,603	$ 9,296	$ 12,088
Payroll and related expenses	4,452	4,495	4,074
Lab, occupancy and telephone	969	902	882
Professional fees	935	954	595
Share based compensation	760	1,198	971
Depreciation and amortization	583	615	660
Other	217	169	196
Research and development expenses	$ 12,519	$ 17,629	$ 19,466